Shareholder Report, Line Graph (Details) - USD ($)	Sep. 17, 2018	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
C000204431
Account Value [Line Items]
Line Graph and Table Measure Name	Anfield Universal Fixed Income ETF
Account Value	$ 10,000	$ 11,047	$ 10,090	$ 9,625	$ 10,209	$ 10,242	$ 10,052
Bloomberg U.S. Aggregate 1-3 year Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate 1-3 year Index (USD)
Account Value	$ 10,000	11,169	10,566	10,522	10,874	10,832	10,397
ICE BofA SOFR Overnight Rate Index (LUS0)
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA SOFR Overnight Rate Index
Account Value	$ 10,000	$ 11,399	$ 10,799	$ 10,362	$ 10,326	$ 10,321	$ 10,205